Segment And Geographic Information (Information Concerning Principal Geographic Areas) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)	$ 1,091	$ 1,247	$ 1,171	$ 956	$ 909	$ 804	$ 951	$ 748	$ 4,465	$ 3,412	$ 3,745
Income (loss) from continuing operations before income tax expense	47	297	167	3	18	4	(26)	(173)	514	(177)	(237)
Net income (loss)	1,400	384	(898)	310	(206)	(210)	113	146	1,196	(157)	1,029
Identifiable Assets	182,320				183,541				182,320	183,541	171,483
Long-Lived Assets	13,881				9,640				13,881	9,640	9,504
Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									211	138	106
Income (loss) from continuing operations before income tax expense									18	(34)	(126)
Net income (loss)									796	784	851
Identifiable Assets	32,778				33,071				32,778	33,071	35,761
Long-Lived Assets	50				404				50	404	1,963
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									233	174	157
Income (loss) from continuing operations before income tax expense									48	(13)	(40)
Net income (loss)									295	436	402
Identifiable Assets	13,362				15,156				13,362	15,156	17,321
Long-Lived Assets	1				282				1	282	1,522
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									(28)	(42)	(67)
Income (loss) from continuing operations before income tax expense									(14)	(3)	(85)
Net income (loss)									183	175	278
Identifiable Assets	10,971				9,976				10,971	9,976	11,321
Long-Lived Assets	16				92				16	92	406
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									2	4	12
Income (loss) from continuing operations before income tax expense									(19)	(18)	(7)
Net income (loss)									219	104	164
Identifiable Assets	8,050				7,647				8,050	7,647	6,917
Long-Lived Assets	33				30				33	30	35
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									4	2	4
Income (loss) from continuing operations before income tax expense									3	0	6
Net income (loss)									99	69	7
Identifiable Assets	395				292				395	292	202
Long-Lived Assets	0				0				0	0	0
Domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									4,254	3,274	3,639
Income (loss) from continuing operations before income tax expense									496	(143)	(111)
Net income (loss)									400	(941)	178
Identifiable Assets	149,542				150,470				149,542	150,470	135,722
Long-Lived Assets	13,831				9,236				13,831	9,236	7,541
Amortization of Debt Discount (Premium)									$ 349	$ 925	$ 1,200